Segment Reporting	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Segment Reporting
26.
Segment reporting

Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates in a single reporting segment.

22.
Segment reporting
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates in a single reporting segment.